Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	SFUN
Entity Registrant Name	SouFun Holdings Ltd
Entity Central Index Key	0001294404
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	57,440,895
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	24,336,650